UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Gregory F. Niland

The New Economy Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund® Semi-annual report for the six months ended May 31, 2020

We believe in investing
in global companies
that will help shape
our future

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The New Economy Fund seeks long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.81%	9.42%	13.99%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.80% for Class A shares as of the prospectus dated February 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are The New Economy Fund’s results for the six months ended May 31, 2020. Also shown are the results of its primary and secondary benchmarks as well as its peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/anefx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended May 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	3.37%	15.13%	9.71%	13.75%	11.27%
MSCI ACWI (All Country World Index)[1,3,5]	–5.96	5.43	5.29	8.47	N/A
Standard & Poor’s 500 Composite Index[2,5]	–2.10	12.84	9.86	13.15	10.91
Lipper Global Funds Index[3,4]	–6.58	3.98	4.43	8.00	N/A

[1]	Source: MSCI. Results reflect dividends net of withholding taxes.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[4]	Source: Refinitiv Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[5]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The New Economy Fund	1

Summary investment portfolio May 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	70.07%
China	5.18
Japan	4.01
Eurozone*	2.42
India	1.93
Hong Kong	1.59
United Kingdom	1.35
Brazil	1.13
Switzerland	1.10
Other countries	2.74
Short-term securities & other assets less liabilities	8.48
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Ireland, Italy and the Netherlands.

Common stocks 91.22%	Shares	Value (000)
Information technology 28.42%
Microsoft Corp.	4,363,962	$799,696
Broadcom Inc.	1,848,070	538,287
Ceridian HCM Holding Inc.[1]	6,047,305	416,478
Mastercard Inc., Class A	1,300,419	391,283
Adobe Inc.[1]	680,013	262,893
Autodesk, Inc.[1]	1,146,866	241,278
Accenture PLC, Class A	1,058,749	213,465
PayPal Holdings, Inc.[1]	1,343,894	208,317
Advanced Micro Devices, Inc.[1]	3,579,700	192,588
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,734,959	187,980
Cree, Inc.[1]	3,410,366	179,692
ASML Holding NV2	544,539	178,256
RingCentral, Inc., Class A1	639,528	175,391
Inphi Corp.[1]	1,371,148	172,312
Arista Networks, Inc.[1]	661,100	154,340
Samsung Electronics Co., Ltd.[2]	3,510,350	144,129

2	The New Economy Fund

	Shares	Value (000)
ServiceNow, Inc.[1]	356,183	$138,174
Other securities		1,854,620
		6,449,179

Health care 20.48%
UnitedHealth Group Inc.	1,426,455	434,855
Daiichi Sankyo Co., Ltd.[2]	4,468,400	418,617
Humana Inc.	740,127	303,933
Thermo Fisher Scientific Inc.	790,367	275,988
Abbott Laboratories	2,584,990	245,367
Novartis AG2	2,326,539	201,687
GW Pharmaceuticals PLC (ADR)[1,3,4]	1,636,454	200,875
Cigna Corp.	902,366	178,055
Molina Healthcare, Inc.[1]	869,196	161,514
Insulet Corp.[1]	802,500	151,327
Bluebird Bio, Inc.[1]	2,051,992	130,568
Boston Scientific Corp.[1]	3,331,075	126,547
Sarepta Therapeutics, Inc.[1]	818,100	124,572
Other securities		1,691,797
		4,645,702

Communication services 14.61%
Netflix, Inc.[1]	2,542,082	1,066,988
Facebook, Inc., Class A1	2,712,253	610,501
Alphabet Inc., Class C1	244,461	349,315
Alphabet Inc., Class A1	127,672	183,020
Tencent Holdings Ltd.[2]	7,215,000	384,570
Comcast Corp., Class A	4,235,596	167,730
T-Mobile US, Inc.[1]	1,223,033	122,352
Other securities		431,161
		3,315,637

Consumer discretionary 11.57%
Amazon.com, Inc.[1]	282,443	689,830
Alibaba Group Holding Ltd.[1,2]	10,974,792	282,922
Alibaba Group Holding Ltd. (ADR)[1]	236,440	49,035
MercadoLibre, Inc.[1]	228,894	194,942
Sony Corp.[2]	2,937,900	187,607
DraftKings Inc., Class A1,4	4,215,799	167,367
Other securities		1,054,243
		2,625,946

Financials 6.76%
Kotak Mahindra Bank Ltd.[2]	14,058,382	228,680
Kotak Mahindra Bank Ltd.[2,5]	1,193,200	18,068
AIA Group Ltd.[2]	24,960,400	203,497
Other securities		1,084,536
		1,534,781

The New Economy Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials 5.28%
CSX Corp.	3,463,598	$247,924
Union Pacific Corp.	934,543	158,741
Airbus SE, non-registered shares[1,2]	1,934,419	122,908
Other securities		668,990
		1,198,563

Utilities 1.19%
ENN Energy Holdings Ltd.[2]	18,414,400	215,983
Other securities		54,541
		270,524

Materials 0.99%
Sherwin-Williams Co.	327,276	194,353
Other securities		29,440
		223,793

Consumer staples 0.87%
Costco Wholesale Corp.	450,828	139,067
Other securities		58,756
		197,823

Other 1.05%
Other securities		237,637

Total common stocks (cost: $13,325,008,000)		20,699,585

Preferred securities 0.25%
Information technology 0.25%
Other securities		55,902

Total preferred securities (cost: $55,902,000)		55,902

Rights & warrants 0.05%
Consumer discretionary 0.05%
Other securities		10,492

Total rights & warrants (cost: $0)		10,492

Short-term securities 9.32%
Money market investments 9.32%
Capital Group Central Cash Fund 0.28%[6]	20,294,672	2,029,670
Goldman Sachs Financial Square Government Fund 0.16%[6,7]	84,739,419	84,740
		2,114,410

Total short-term securities (cost: $2,114,321,000)		2,114,410
Total investment securities 100.84% (cost: $15,495,231,000)		22,880,389
Other assets less liabilities (0.84)%		(189,899)

Net assets 100.00%		$22,690,490

4	The New Economy Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $107,954,000, an aggregate cost of $101,600,000, and which represented .48% of the net assets of the fund) were acquired from 1/4/2019 - 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on these holdings and related transactions during the six months ended May 31, 2020, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 0.89%
Health care 0.89%
GW Pharmaceuticals PLC (ADR)[1,4]	1,138,210	498,244	—	1,636,454
Mesoblast Ltd.[1,8]	26,781,795	—	26,781,795	—
Mesoblast Ltd. (ADR)[1,8]	149,377	—	149,377	—

	Net	Net		Value of
	realized	unrealized	Dividend	affiliates at
	loss	appreciation	income	5/31/2020
	(000)	(000)	(000)	(000)
Common stocks 0.89%
Health care 0.89%
GW Pharmaceuticals PLC (ADR)[1,4]	$—	$30,611	$—	$200,875
Mesoblast Ltd.[1,8]	(89,528)	87,965	—	—
Mesoblast Ltd. (ADR)[1,8]	(267)	260	—	—
				200,875
Total common stocks				200,875
Total 0.89%	$(89,795)	$118,836	$—	$200,875

The New Economy Fund	5

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $4,154,605,000, which represented 18.31% of the net assets of the fund. This amount includes $4,046,651,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $92,109,000, which represented .41% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,068,000, which represented .08% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 5/31/2020.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Unaffiliated issuer at 5/31/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

6	The New Economy Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $15,328,981)	$22,679,514
Affiliated issuers (cost: $166,250)	200,875	$22,880,389
Cash		86
Cash denominated in currencies other than U.S. dollars (cost: $20,006)		20,006
Cash collateral received for securities on loan		9,415
Receivables for:
Sales of investments	34,270
Sales of fund’s shares	15,020
Dividends	21,594
Securities lending income	100
Other	57	71,041
		22,980,937
Liabilities:
Collateral for securities on loan		94,155
Payables for:
Purchases of investments	166,310
Repurchases of fund’s shares	15,253
Investment advisory services	6,855
Services provided by related parties	4,240
Trustees’ deferred compensation	2,742
Other	892	196,292
Net assets at May 31, 2020		$22,690,490

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,407,613
Total distributable earnings		7,282,877
Net assets at May 31, 2020		$22,690,490

See notes to financial statements.

The New Economy Fund	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (497,726 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$13,111,841	286,142		$45.82
Class C	505,555	12,624		40.05
Class T	12	—	*	45.84
Class F-1	334,373	7,269		46.00
Class F-2	1,577,595	34,475		45.76
Class F-3	721,625	15,726		45.89
Class 529-A	712,329	15,737		45.26
Class 529-C	101,630	2,499		40.66
Class 529-E	31,543	710		44.46
Class 529-T	15	—	*	45.82
Class 529-F-1	63,646	1,408		45.21
Class R-1	35,239	847		41.59
Class R-2	194,101	4,634		41.89
Class R-2E	11,168	249		44.82
Class R-3	276,784	6,207		44.59
Class R-4	309,332	6,823		45.34
Class R-5E	56,674	1,245		45.53
Class R-5	103,459	2,242		46.14
Class R-6	4,543,569	98,889		45.95

*	Amount less than one thousand.

See notes to financial statements.

8	The New Economy Fund

Statement of operations	unaudited
for the six months ended May 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,895)	$152,801
Securities lending income (net of fees)	250
Interest (net of non-U.S. taxes of $20)	67	$153,118
Fees and expenses*:
Investment advisory services	40,295
Distribution services	21,464
Transfer agent services	9,703
Administrative services	3,199
Reports to shareholders	428
Registration statement and prospectus	490
Trustees’ compensation	91
Auditing and legal	25
Custodian	660
Other	315
Total fees and expenses before waiver	76,670
Less transfer agent services waiver	34
Total fees and expenses after waiver		76,636
Net investment income		76,482

Net realized loss and unrealized appreciation:
Net realized loss on:
Investments:
Unaffiliated issuers	(17,438)
Affiliated issuers	(89,795)
Currency transactions	(1,539)	(108,772)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $14):
Unaffiliated issuers	637,691
Affiliated issuers	118,836
Currency translations	(505)	756,022
Net realized loss and unrealized appreciation		647,250

Net increase in net assets resulting from operations		$723,732

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

The New Economy Fund	9

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2020*	Year ended November 30, 2019
Operations:
Net investment income	$76,482	$115,834
Net realized (loss) gain	(108,772)	1,520,846
Net unrealized appreciation	756,022	1,202,821
Net increase in net assets resulting from operations	723,732	2,839,501

Distributions paid to shareholders	(1,575,270)	(1,700,106)

Net capital share transactions	1,430,299	1,061,007

Total increase in net assets	578,761	2,200,402

Net assets:
Beginning of period	22,111,729	19,911,327
End of period	$22,690,490	$22,111,729

*	Unaudited.

See notes to financial statements.

10	The New Economy Fund

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The New Economy Fund	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	The New Economy Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The New Economy Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s

14	The New Economy Fund

determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,936,873	$500,619	$11,687	$6,449,179
Health care	3,711,426	893,911	40,365	4,645,702
Communication services	2,889,237	426,400	—	3,315,637
Consumer discretionary	1,867,829	758,117	—	2,625,946
Financials	775,173	759,608	—	1,534,781
Industrials	847,144	351,419	—	1,198,563
Utilities	13,366	257,158	—	270,524
Materials	223,793	—	—	223,793
Consumer staples	197,823	—	—	197,823
Other	138,218	99,419	—	237,637
Preferred securities	—	—	55,902	55,902
Rights & warrants	10,492	—	—	10,492
Short-term securities	2,114,410	—	—	2,114,410
Total	$18,725,784	$4,046,651	$107,954	$22,880,389

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

The New Economy Fund	15

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than

16	The New Economy Fund

securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the

The New Economy Fund	17

fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2020, the total value of securities on loan was $92,109,000, and the total value of collateral received was $94,155,000, which consisted entirely of cash. Investment securities purchased from cash collateral of $94,155,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

18	The New Economy Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$80,500
Undistributed long-term capital gains	1,492,763

As of May 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$7,759,615
Gross unrealized depreciation on investments	(429,797)
Net unrealized appreciation on investments	7,329,818
Cost of investments	15,550,571

The New Economy Fund	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2020				Year ended November 30, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$41,027		$883,952	$924,979	$62,394		$965,227	$1,027,621
Class C	—		40,146	40,146	—		48,104	48,104
Class T	—	*	1	1	—	*	1	1
Class F-1	882		22,125	23,007	1,277		24,898	26,175
Class F-2	8,188		106,752	114,940	10,513		111,102	121,615
Class F-3	4,272		47,309	51,581	4,513		42,715	47,228
Class 529-A	1,932		47,268	49,200	2,884		50,606	53,490
Class 529-C	—		7,838	7,838	—		9,601	9,601
Class 529-E	24		2,168	2,192	65		2,402	2,467
Class 529-T	—	*	1	1	—	*	1	1
Class 529-F-1	301		4,322	4,623	398		4,479	4,877
Class R-1	—		2,876	2,876	—		3,699	3,699
Class R-2	—		14,824	14,824	—		16,607	16,607
Class R-2E	—		869	869	17		855	872
Class R-3	44		20,739	20,783	425		25,829	26,254
Class R-4	867		22,275	23,142	1,720		30,357	32,077
Class R-5E	311		3,717	4,028	66		703	769
Class R-5	690		8,269	8,959	1,025		10,406	11,431
Class R-6	23,482		257,799	281,281	25,693		241,524	267,217
Total	$82,020		$1,493,250	$1,575,270	$110,990		$1,589,116	$1,700,106

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2020, the investment advisory services fee was $40,295,000, which was equivalent to an annualized rate of 0.378% of average daily net assets.

20	The New Economy Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also

The New Economy Fund	21

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The New Economy Fund

For the six months ended May 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,247	$7,040		$1,900		Not applicable
Class C	2,485	278		75		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	396	221		48		Not applicable
Class F-2	Not applicable	823		226		Not applicable
Class F-3	Not applicable	68		103		Not applicable
Class 529-A	757	345		102		$213
Class 529-C	488	51		15		31
Class 529-E	76	9		5		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	32		9		19
Class R-1	181	20		5		Not applicable
Class R-2	715	342		29		Not applicable
Class R-2E	36	13		2		Not applicable
Class R-3	699	222		42		Not applicable
Class R-4	384	160		46		Not applicable
Class R-5E	Not applicable	41		8		Not applicable
Class R-5	Not applicable	29		17		Not applicable
Class R-6	Not applicable	9		567		Not applicable
Total class-specific expenses	$21,464	$9,703		$3,199		$273

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $91,000 in the fund’s statement of operations reflects $159,000 in current fees (either paid in cash or deferred) and a net decrease of $68,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The New Economy Fund	23

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $181,876,000 and $443,456,000, respectively, which generated $45,301,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2020

Class A	$674,969	15,846	$907,792	19,995		$(1,109,796)	(26,165)	$472,965	9,676
Class C	37,603	1,004	39,832	1,000		(76,094)	(2,023)	1,341	(19)
Class T	—	—	—	—		—	—	—	—
Class F-1	46,287	1,096	22,629	496		(51,546)	(1,216)	17,370	376
Class F-2	288,495	6,730	109,472	2,417		(336,603)	(8,008)	61,364	1,139
Class F-3	102,503	2,375	51,354	1,131		(109,153)	(2,548)	44,704	958
Class 529-A	52,646	1,229	49,185	1,097		(56,805)	(1,335)	45,026	991
Class 529-C	7,498	191	7,836	194		(15,105)	(383)	229	2
Class 529-E	3,157	76	2,191	50		(3,787)	(92)	1,561	34
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	6,402	147	4,622	103		(9,229)	(215)	1,795	35
Class R-1	2,999	77	2,876	69		(7,556)	(196)	(1,681)	(50)
Class R-2	26,821	677	14,811	356		(40,779)	(1,042)	853	(9)
Class R-2E	1,388	34	869	20		(3,212)	(77)	(955)	(23)
Class R-3	32,477	772	20,774	470		(66,026)	(1,564)	(12,775)	(322)
Class R-4	30,747	726	23,135	515		(62,900)	(1,469)	(9,018)	(228)
Class R-5E	5,552	129	4,027	90		(5,724)	(134)	3,855	85
Class R-5	9,913	234	8,952	196		(33,710)	(818)	(14,845)	(388)
Class R-6	985,435	23,189	281,276	6,189		(448,202)	(10,718)	818,509	18,660
Total net increase (decrease)	$2,314,892	54,532	$1,551,634	34,388		$(2,436,227)	(58,003)	$1,430,299	30,917

24	The New Economy Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2019

Class A	$951,366	21,770	$1,008,844	26,204		$(1,635,612)	(37,454)	$324,598	10,520
Class C	62,744	1,617	47,794	1,396		(142,746)	(3,676)	(32,208)	(663)
Class T	—	—	—	—		—	—	—	—
Class F-1	67,917	1,524	25,790	668		(95,128)	(2,163)	(1,421)	29
Class F-2	428,397	9,827	116,479	3,033		(446,098)	(10,263)	98,778	2,597
Class F-3	212,486	4,837	45,030	1,170		(133,169)	(3,042)	124,347	2,965
Class 529-A	78,757	1,811	53,461	1,404		(102,617)	(2,362)	29,601	853
Class 529-C	12,014	305	9,599	276		(29,237)	(740)	(7,624)	(159)
Class 529-E	3,561	83	2,466	66		(5,726)	(134)	301	15
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	10,741	248	4,873	128		(9,867)	(229)	5,747	147
Class R-1	5,101	126	3,699	104		(15,246)	(376)	(6,446)	(146)
Class R-2	42,962	1,056	16,602	465		(59,217)	(1,461)	347	60
Class R-2E	3,956	91	872	23		(3,245)	(75)	1,583	39
Class R-3	53,825	1,256	26,119	695		(108,427)	(2,545)	(28,483)	(594)
Class R-4	52,393	1,205	32,015	840		(150,041)	(3,436)	(65,633)	(1,391)
Class R-5E	47,017	1,042	768	20		(4,173)	(94)	43,612	968
Class R-5	14,798	337	11,352	293		(38,119)	(877)	(11,969)	(247)
Class R-6	632,216	14,471	267,208	6,935		(313,548)	(7,063)	585,876	14,343
Total net increase (decrease)	$2,680,251	61,606	$1,672,972	43,720		$(3,292,216)	(75,990)	$1,061,007	29,336

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,659,445,000 and $4,915,762,000, respectively, during the six months ended May 31, 2020.

The New Economy Fund	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2020[5,6]	$47.60	$.15	$1.43	$1.58
11/30/2019	45.74	.23	5.52	5.75
11/30/2018	48.26	.24	.94	1.18
11/30/2017	36.67	.11	12.29	12.40
11/30/2016	38.93	.11	(.15)	(.04)
11/30/2015	40.58	.11	1.47	1.58
Class C:
5/31/2020[5,6]	42.01	(.02)	1.27	1.25
11/30/2019	40.90	(.10)	4.86	4.76
11/30/2018	43.77	(.13)	.88	.75
11/30/2017	33.51	(.21)	11.18	10.97
11/30/2016	35.89	(.16)	(.16)	(.32)
11/30/2015	37.74	(.18)	1.36	1.18
Class T:
5/31/2020[5,6]	47.66	.20	1.44	1.64
11/30/2019	45.80	.33	5.51	5.84
11/30/2018	48.32	.33	.94	1.27
11/30/2017[5,11]	39.44	.12	8.76	8.88
Class F-1:
5/31/2020[5,6]	47.76	.14	1.44	1.58
11/30/2019	45.85	.21	5.54	5.75
11/30/2018	48.36	.21	.95	1.16
11/30/2017	36.73	.08	12.32	12.40
11/30/2016	38.99	.09	(.17)	(.08)
11/30/2015	40.60	.10	1.47	1.57
Class F-2:
5/31/2020[5,6]	47.58	.20	1.44	1.64
11/30/2019	45.75	.33	5.50	5.83
11/30/2018	48.26	.34	.94	1.28
11/30/2017	36.69	.19	12.28	12.47
11/30/2016	38.96	.19	(.16)	.03
11/30/2015	40.63	.19	1.47	1.66
Class F-3:
5/31/2020[5,6]	47.72	.22	1.45	1.67
11/30/2019	45.87	.37	5.52	5.89
11/30/2018	48.38	.39	.93	1.32
11/30/2017[5,12]	37.90	.20	10.28	10.48

26	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]

$(.15)	$(3.21)	$(3.36)	$45.82	3.37%[7]		$13,112		.78%[8]		.78%[8]		.66%[8]
(.24)	(3.65)	(3.89)	47.60	14.56		13,160		.78		.78		.51
(.08)	(3.62)	(3.70)	45.74	2.59		12,165		.76		.76		.49
(.10)	(.71)	(.81)	48.26	34.53		12,079		.78		.78		.25
(.16)	(2.06)	(2.22)	36.67	.00		9,702		.81		.81		.30
(.20)	(3.03)	(3.23)	38.93	4.27		10,666		.78		.78		.29

—	(3.21)	(3.21)	40.05	2.96	[7]	505		1.53	[8]	1.53	[8]	(.08)[8]
—	(3.65)	(3.65)	42.01	13.69		531		1.55		1.55		(.25)
—	(3.62)	(3.62)	40.90	1.81		544		1.55		1.55		(.30)
—	(.71)	(.71)	43.77	33.42		539		1.59		1.59		(.55)
—	(2.06)	(2.06)	33.51	(.82)		460		1.62		1.62		(.51)
—	(3.03)	(3.03)	35.89	3.44		542		1.59		1.59		(.51)

(.25)	(3.21)	(3.46)	45.84	3.49	[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	.90	[8,9]
(.33)	(3.65)	(3.98)	47.66	14.83	[9]	—	[10]	.54	[9]	.54	[9]	.75	[9]
(.17)	(3.62)	(3.79)	45.80	2.80	[9]	—	[10]	.56	[9]	.56	[9]	.69	[9]
—	—	—	48.32	22.52	[7,9]	—	[10]	.59	[8,9]	.59	[8,9]	.43	[8,9]

(.13)	(3.21)	(3.34)	46.00	3.36	[7]	334		.81	[8]	.81	[8]	.62	[8]
(.19)	(3.65)	(3.84)	47.76	14.50		329		.83		.83		.47
(.05)	(3.62)	(3.67)	45.85	2.54		315		.83		.83		.43
(.06)	(.71)	(.77)	48.36	34.46		363		.84		.84		.19
(.12)	(2.06)	(2.18)	36.73	(.08)		305		.85		.85		.26
(.15)	(3.03)	(3.18)	38.99	4.23		404		.83		.83		.25

(.25)	(3.21)	(3.46)	45.76	3.50	[7]	1,578		.53	[8]	.53	[8]	.90	[8]
(.35)	(3.65)	(4.00)	47.58	14.81		1,586		.55		.55		.75
(.17)	(3.62)	(3.79)	45.75	2.82		1,406		.55		.55		.71
(.19)	(.71)	(.90)	48.26	34.81		1,052		.57		.57		.46
(.24)	(2.06)	(2.30)	36.69	.22		751		.58		.58		.53
(.30)	(3.03)	(3.33)	38.96	4.49		776		.57		.57		.50

(.29)	(3.21)	(3.50)	45.89	3.56	[7]	722		.44	[8]	.43	[8]	1.00	[8]
(.39)	(3.65)	(4.04)	47.72	14.93		705		.45		.45		.84
(.21)	(3.62)	(3.83)	45.87	2.91		541		.46		.46		.81
—	—	—	48.38	27.65	[7]	324		.47	[8]	.47	[8]	.53	[8]

See end of table for footnotes.

The New Economy Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2020[5,6]	$47.05	$.14	$1.41	$1.55
11/30/2019	45.25	.20	5.46	5.66
11/30/2018	47.80	.20	.94	1.14
11/30/2017	36.33	.08	12.17	12.25
11/30/2016	38.60	.08	(.16)	(.08)
11/30/2015	40.27	.08	1.46	1.54
Class 529-C:
5/31/2020[5,6]	42.62	(.02)	1.27	1.25
11/30/2019	41.45	(.12)	4.94	4.82
11/30/2018	44.33	(.15)	.89	.74
11/30/2017	33.94	(.23)	11.33	11.10
11/30/2016	36.35	(.19)	(.16)	(.35)
11/30/2015	38.21	(.21)	1.38	1.17
Class 529-E:
5/31/2020[5,6]	46.24	.08	1.38	1.46
11/30/2019	44.52	.10	5.37	5.47
11/30/2018	47.11	.09	.94	1.03
11/30/2017	35.83	(.02)	12.01	11.99
11/30/2016	38.09	— [13]	(.16)	(.16)
11/30/2015	39.78	(.01)	1.43	1.42
Class 529-T:
5/31/2020[5,6]	47.64	.19	1.43	1.62
11/30/2019	45.78	.31	5.51	5.82
11/30/2018	48.30	.31	.95	1.26
11/30/2017[5,11]	39.44	.11	8.75	8.86
Class 529-F-1:
5/31/2020[5,6]	47.04	.18	1.42	1.60
11/30/2019	45.28	.30	5.44	5.74
11/30/2018	47.80	.30	.94	1.24
11/30/2017	36.34	.16	12.16	12.32
11/30/2016	38.61	.15	(.16)	(.01)
11/30/2015	40.28	.16	1.45	1.61
Class R-1:
5/31/2020[5,6]	43.52	(.02)	1.30	1.28
11/30/2019	42.22	(.10)	5.05	4.95
11/30/2018	45.07	(.13)	.90	.77
11/30/2017	34.47	(.20)	11.51	11.31
11/30/2016	36.84	(.15)	(.16)	(.31)
11/30/2015	38.66	(.18)	1.39	1.21

28	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]

$(.13)	$(3.21)	$(3.34)	$45.26	3.36%[7]		$712		.81%[8]		.81%[8]		.62%[8]
(.21)	(3.65)	(3.86)	47.05	14.51		694		.83		.83		.46
(.07)	(3.62)	(3.69)	45.25	2.53		629		.83		.83		.43
(.07)	(.71)	(.78)	47.80	34.44		561		.85		.85		.19
(.13)	(2.06)	(2.19)	36.33	(.10)		416		.88		.88		.23
(.18)	(3.03)	(3.21)	38.60	4.19		431		.86		.86		.21

—	(3.21)	(3.21)	40.66	2.97	[7]	102		1.57	[8]	1.57	[8]	(.13)[8]
—	(3.65)	(3.65)	42.62	13.62		106		1.59		1.59		(.30)
—	(3.62)	(3.62)	41.45	1.76		110		1.60		1.60		(.35)
—	(.71)	(.71)	44.33	33.38		146		1.64		1.64		(.60)
—	(2.06)	(2.06)	33.94	(.90)		114		1.67		1.67		(.57)
—	(3.03)	(3.03)	36.35	3.37		120		1.66		1.66		(.59)

(.03)	(3.21)	(3.24)	44.46	3.21	[7]	31		1.04	[8]	1.04	[8]	.40 [8]
(.10)	(3.65)	(3.75)	46.24	14.24		31		1.07		1.07		.23
—	(3.62)	(3.62)	44.52	2.31		29		1.07		1.07		.19
—	(.71)	(.71)	47.11	34.11		27		1.09		1.09		(.05)
(.04)	(2.06)	(2.10)	35.83	(.33)		21		1.12		1.12		(.01)
(.08)	(3.03)	(3.11)	38.09	3.92		22		1.11		1.11		(.04)

(.23)	(3.21)	(3.44)	45.82	3.47	[7,9]	—	[10]	.58	[8,9]	.58	[8,9]	.85 [8,9]
(.31)	(3.65)	(3.96)	47.64	14.78	[9]	—	[10]	.59	[9]	.59	[9]	.70 [9]
(.16)	(3.62)	(3.78)	45.78	2.77	[9]	—	[10]	.61	[9]	.61	[9]	.64 [9]
—	—	—	48.30	22.46	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	.38 [8,9]

(.22)	(3.21)	(3.43)	45.21	3.48	[7]	64		.59	[8]	.59	[8]	.85 [8]
(.33)	(3.65)	(3.98)	47.04	14.75		65		.61		.61		.68
(.14)	(3.62)	(3.76)	45.28	2.76		55		.61		.61		.64
(.15)	(.71)	(.86)	47.80	34.71		45		.64		.64		.39
(.20)	(2.06)	(2.26)	36.34	.14		33		.68		.68		.43
(.25)	(3.03)	(3.28)	38.61	4.37		33		.66		.66		.41

—	(3.21)	(3.21)	41.59	2.98	[7]	35		1.53	[8]	1.53	[8]	(.09)[8]
—	(3.65)	(3.65)	43.52	13.68		39		1.55		1.55		(.25)
—	(3.62)	(3.62)	42.22	1.81		44		1.55		1.55		(.30)
—	(.71)	(.71)	45.07	33.47		50		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.47	(.77)		47		1.57		1.57		(.46)
—	(3.03)	(3.03)	36.84	3.44		58		1.56		1.56		(.49)

See end of table for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2020[5,6]	$43.81	$(.02)	$1.31	$1.29
11/30/2019	42.47	(.10)	5.09	4.99
11/30/2018	45.32	(.13)	.90	.77
11/30/2017	34.65	(.20)	11.58	11.38
11/30/2016	37.03	(.16)	(.16)	(.32)
11/30/2015	38.84	(.17)	1.39	1.22
Class R-2E:
5/31/2020[5,6]	46.59	.04	1.40	1.44
11/30/2019	44.88	.02	5.41	5.43
11/30/2018	47.55	— [13]	.95	.95
11/30/2017	36.29	(.10)	12.14	12.04
11/30/2016	38.85	(.07)	(.14)	(.21)
11/30/2015	40.60	.06	1.54	1.60
Class R-3:
5/31/2020[5,6]	46.34	.08	1.39	1.47
11/30/2019	44.58	.09	5.38	5.47
11/30/2018	47.20	.07	.93	1.00
11/30/2017	35.90	(.03)	12.04	12.01
11/30/2016	38.14	(.01)	(.15)	(.16)
11/30/2015	39.84	(.01)	1.43	1.42
Class R-4:
5/31/2020[5,6]	47.11	.14	1.42	1.56
11/30/2019	45.29	.22	5.46	5.68
11/30/2018	47.82	.21	.95	1.16
11/30/2017	36.34	.09	12.19	12.28
11/30/2016	38.61	.10	(.16)	(.06)
11/30/2015	40.29	.10	1.46	1.56
Class R-5E:
5/31/2020[5,6]	47.39	.19	1.43	1.62
11/30/2019	45.59	.26	5.53	5.79
11/30/2018	48.17	.35	.91	1.26
11/30/2017	36.57	.19	12.27	12.46
11/30/2016	38.93	.14	(.15)	(.01)
11/30/2015[5,14]	38.84	— [13]	.09	.09
Class R-5:
5/31/2020[5,6]	47.96	.22	1.44	1.66
11/30/2019	46.07	.36	5.54	5.90
11/30/2018	48.56	.36	.96	1.32
11/30/2017	36.91	.22	12.34	12.56
11/30/2016	39.17	.22	(.16)	.06
11/30/2015	40.80	.22	1.47	1.69

30	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]

$—	$(3.21)	$(3.21)	$41.89	2.98%[7]		$194		1.53%[8]		1.53%[8]		(.09)%[8]
—	(3.65)	(3.65)	43.81	13.70		203		1.55		1.55		(.25)
—	(3.62)	(3.62)	42.47	1.79		195		1.55		1.55		(.30)
—	(.71)	(.71)	45.32	33.50		200		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.65	(.79)		164		1.59		1.59		(.48)
—	(3.03)	(3.03)	37.03	3.45		186		1.55		1.55		(.47)

—	(3.21)	(3.21)	44.82	3.14	[7]	11		1.24	[8]	1.24	[8]	.20 [8]
(.07)	(3.65)	(3.72)	46.59	14.02		13		1.25		1.25		.04
—	(3.62)	(3.62)	44.88	2.11		10		1.26		1.26		(.01)
(.07)	(.71)	(.78)	47.55	33.88		7		1.27		1.27		(.25)
(.29)	(2.06)	(2.35)	36.29	(.44)		2		1.26		1.26		(.19)
(.32)	(3.03)	(3.35)	38.85	4.33	[9]	—	[10]	.84	[9]	.84	[9]	.16 [9]

(.01)	(3.21)	(3.22)	44.59	3.21	[7]	277		1.08	[8]	1.08	[8]	.36 [8]
(.06)	(3.65)	(3.71)	46.34	14.20		303		1.10		1.10		.20
—	(3.62)	(3.62)	44.58	2.24		318		1.10		1.10		.15
—	(.71)	(.71)	47.20	34.10		342		1.11		1.11		(.08)
(.02)	(2.06)	(2.08)	35.90	(.33)		286		1.13		1.13		(.02)
(.09)	(3.03)	(3.12)	38.14	3.91		327		1.11		1.11		(.04)

(.12)	(3.21)	(3.33)	45.34	3.38	[7]	309		.78	[8]	.78	[8]	.66 [8]
(.21)	(3.65)	(3.86)	47.11	14.54		332		.80		.80		.51
(.07)	(3.62)	(3.69)	45.29	2.57		382		.80		.80		.45
(.09)	(.71)	(.80)	47.82	34.51		438		.81		.81		.23
(.15)	(2.06)	(2.21)	36.34	(.04)		348		.82		.82		.29
(.21)	(3.03)	(3.24)	38.61	4.25		397		.81		.81		.27

(.27)	(3.21)	(3.48)	45.53	3.48	[7]	57		.58	[8]	.58	[8]	.86 [8]
(.34)	(3.65)	(3.99)	47.39	14.79		55		.57		.57		.59
(.22)	(3.62)	(3.84)	45.59	2.78		9		.58		.58		.73
(.15)	(.71)	(.86)	48.17	34.86		—	[10]	.61		.55		.43
(.29)	(2.06)	(2.35)	36.57	.11		—	[10]	.69		.69		.41
—	—	—	38.93	.23	[7]	—	[10]	.02	[7]	.02	[7]	— [7,15]

(.27)	(3.21)	(3.48)	46.14	3.53	[7]	103		.48	[8]	.48	[8]	.99 [8]
(.36)	(3.65)	(4.01)	47.96	14.88		126		.49		.49		.81
(.19)	(3.62)	(3.81)	46.07	2.88		133		.50		.50		.76
(.20)	(.71)	(.91)	48.56	34.88		137		.51		.51		.53
(.26)	(2.06)	(2.32)	36.91	.30		106		.52		.52		.61
(.29)	(3.03)	(3.32)	39.17	4.55		160		.50		.50		.57

See end of table for footnotes.

The New Economy Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2020[5,6]	$47.78	$.22	$1.45	$1.67
11/30/2019	45.92	.38	5.52	5.90
11/30/2018	48.42	.39	.94	1.33
11/30/2017	36.81	.24	12.32	12.56
11/30/2016	39.08	.22	(.15)	.07
11/30/2015	40.73	.24	1.47	1.71

	Six months ended May 31,	Year ended November 30,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[16]	23%	39%	38%	28%	25%	34%

See notes to financial statements.

32	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

$(.29)	$(3.21)	$(3.50)	$45.95	3.55%[7]	$4,544	.42%[8]	.42%[8]	1.00%[8]
(.39)	(3.65)	(4.04)	47.78	14.94	3,834	.44	.44	.85
(.21)	(3.62)	(3.83)	45.92	2.92	3,026	.45	.45	.81
(.24)	(.71)	(.95)	48.42	34.98	2,474	.46	.46	.58
(.28)	(2.06)	(2.34)	36.81	.31	1,920	.47	.47	.64
(.33)	(3.03)	(3.36)	39.08	4.61	1,590	.46	.46	.62

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or the fund’s transfer agent. During one of the years shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during one of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Amount less than .01%.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

The New Economy Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2019, through May 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The New Economy Fund

	Beginning account value 12/1/2019	Ending account value 5/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,033.75	$3.97	.78%
Class A – assumed 5% return	1,000.00	1,021.10	3.94	.78
Class C – actual return	1,000.00	1,029.63	7.76	1.53
Class C – assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class T – actual return	1,000.00	1,034.93	2.70	.53
Class T – assumed 5% return	1,000.00	1,022.35	2.68	.53
Class F-1 – actual return	1,000.00	1,033.62	4.12	.81
Class F-1 – assumed 5% return	1,000.00	1,020.95	4.09	.81
Class F-2 – actual return	1,000.00	1,035.05	2.70	.53
Class F-2 – assumed 5% return	1,000.00	1,022.35	2.68	.53
Class F-3 – actual return	1,000.00	1,035.56	2.19	.43
Class F-3 – assumed 5% return	1,000.00	1,022.85	2.17	.43
Class 529-A – actual return	1,000.00	1,033.56	4.12	.81
Class 529-A – assumed 5% return	1,000.00	1,020.95	4.09	.81
Class 529-C – actual return	1,000.00	1,029.67	7.97	1.57
Class 529-C – assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class 529-E – actual return	1,000.00	1,032.14	5.28	1.04
Class 529-E – assumed 5% return	1,000.00	1,019.80	5.25	1.04
Class 529-T – actual return	1,000.00	1,034.71	2.95	.58
Class 529-T – assumed 5% return	1,000.00	1,022.10	2.93	.58
Class 529-F-1 – actual return	1,000.00	1,034.77	3.00	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,022.05	2.98	.59
Class R-1 – actual return	1,000.00	1,029.77	7.76	1.53
Class R-1 – assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-2 – actual return	1,000.00	1,029.82	7.76	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-2E – actual return	1,000.00	1,031.35	6.30	1.24
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.26	1.24
Class R-3 – actual return	1,000.00	1,032.12	5.49	1.08
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class R-4 – actual return	1,000.00	1,033.80	3.97	.78
Class R-4 – assumed 5% return	1,000.00	1,021.10	3.94	.78
Class R-5E – actual return	1,000.00	1,034.81	2.95	.58
Class R-5E – assumed 5% return	1,000.00	1,022.10	2.93	.58
Class R-5 – actual return	1,000.00	1,035.29	2.44	.48
Class R-5 – assumed 5% return	1,000.00	1,022.60	2.43	.48
Class R-6 – actual return	1,000.00	1,035.53	2.14	.42
Class R-6 – assumed 5% return	1,000.00	1,022.90	2.12	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

The New Economy Fund	35

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete May 31, 2020, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®

Investment portfolio

May 31, 2020

unaudited

Common stocks 91.22% Information technology 28.42%	Shares	Value (000)
Microsoft Corp.	4,363,962	$799,696
Broadcom Inc.	1,848,070	538,287
Ceridian HCM Holding Inc.1	6,047,305	416,478
Mastercard Inc., Class A	1,300,419	391,283
Adobe Inc.1	680,013	262,893
Autodesk, Inc.1	1,146,866	241,278
Accenture PLC, Class A	1,058,749	213,465
PayPal Holdings, Inc.1	1,343,894	208,317
Advanced Micro Devices, Inc.1	3,579,700	192,588
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,734,959	187,980
Cree, Inc.1	3,410,366	179,692
ASML Holding NV2	544,539	178,256
RingCentral, Inc., Class A1	639,528	175,391
Inphi Corp.1	1,371,148	172,312
Arista Networks, Inc.1	661,100	154,340
Samsung Electronics Co., Ltd.2	3,510,350	144,129
ServiceNow, Inc.1	356,183	138,174
Dell Technologies Inc., Class C1	2,261,049	112,238
Fiserv, Inc.1	958,813	102,372
StoneCo Ltd., Class A1	2,954,478	93,598
DocuSign, Inc.1	669,698	93,584
Texas Instruments Inc.	750,000	89,055
PagSeguro Digital Ltd., Class A1	2,664,600	84,548
Applied Materials, Inc.	1,472,174	82,707
Visa Inc., Class A	385,141	75,195
HubSpot, Inc.1	375,000	74,977
NortonLifeLock Inc.	3,222,500	73,409
Smartsheet Inc., Class A1	1,128,500	65,069
STMicroelectronics NV2	2,595,100	64,139
Atlassian Corp. PLC, Class A1	312,471	57,901
Square, Inc., Class A1	709,707	57,543
Bottomline Technologies, Inc.1	1,095,547	55,435
Shopify Inc., Class A, subordinate voting shares1	70,200	53,198
MongoDB, Inc., Class A1	208,406	48,373
SK hynix, Inc.2	719,965	47,538
Alteryx, Inc., Class A1	318,713	45,876
Jack Henry & Associates, Inc.	232,895	42,121
Hexagon AB, Class B1,2	684,300	37,770
Apple Inc.	116,947	37,182
Anaplan, Inc.1	808,000	37,103
Yext, Inc.1	2,300,000	36,317
Amphenol Corp., Class A	364,910	35,236
VMware, Inc., Class A1	215,940	33,745
Keyence Corp.2	69,900	28,787
Fidelity National Information Services, Inc.	188,100	26,114
Qorvo, Inc.1	234,239	24,534
Guidewire Software, Inc.1	233,895	23,993

The New Economy Fund — Page 1 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Motorola Solutions, Inc.	174,000	$23,547
FleetCor Technologies, Inc.1	96,371	23,494
Coupa Software Inc.1	76,800	17,473
CrowdStrike Holdings, Inc., Class A1	186,699	16,394
Snowflake Inc., Class B1,2,3,4	301,442	11,687
salesforce.com, inc.1	52,890	9,245
Avalara, Inc.1	84,300	9,025
Datadog, Inc., Class A1	57,499	4,098
		6,449,179
Health care 20.48%
UnitedHealth Group Inc.	1,426,455	434,855
Daiichi Sankyo Co., Ltd.2	4,468,400	418,617
Humana Inc.	740,127	303,933
Thermo Fisher Scientific Inc.	790,367	275,988
Abbott Laboratories	2,584,990	245,367
Novartis AG2	2,326,539	201,687
GW Pharmaceuticals PLC (ADR)1,5,6	1,636,454	200,875
Cigna Corp.	902,366	178,055
Molina Healthcare, Inc.1	869,196	161,514
Insulet Corp.1	802,500	151,327
Bluebird Bio, Inc.1	2,051,992	130,568
Boston Scientific Corp.1	3,331,075	126,547
Sarepta Therapeutics, Inc.1	818,100	124,572
Centene Corp.1	1,726,270	114,365
Ultragenyx Pharmaceutical Inc.1	1,629,293	111,541
Vertex Pharmaceuticals Inc.1	375,882	108,239
Regeneron Pharmaceuticals, Inc.1	172,629	105,789
Gilead Sciences, Inc.	1,349,023	104,994
Chugai Pharmaceutical Co., Ltd.2	683,000	100,794
PerkinElmer, Inc.	897,641	90,186
Zoetis Inc., Class A	640,903	89,335
WuXi AppTec Co., Ltd. Class H2	8,332,660	88,437
Allakos Inc.1,6	1,261,086	81,971
Biohaven Pharmaceutical Holding Co. Ltd.1	1,182,000	73,840
Guardant Health, Inc.1	645,444	58,342
Stryker Corp.	267,188	52,297
BioMarin Pharmaceutical Inc.1	481,707	51,326
Alcon Inc.1,2	757,904	48,995
Seattle Genetics, Inc.1	291,000	45,748
Allogene Therapeutics, Inc.1,6	913,139	43,977
Agilon Health TopCo, Inc.1,2,3,4	88,322	40,365
10X Genomics, Inc., Class A1	507,000	39,531
Amgen Inc.	165,800	38,084
Olympus Corp.2	2,033,500	35,381
Eli Lilly and Co.	179,926	27,520
Intuitive Surgical, Inc.1	43,000	24,941
Penumbra, Inc.1	139,710	24,089
PRA Health Sciences, Inc.1	232,100	24,022
Global Blood Therapeutics, Inc.1	305,000	21,326
Illumina, Inc.1	45,822	16,636
Haemonetics Corp.1	135,600	14,873
Notre Dame Intermédica Participações SA	1,272,200	14,853
		4,645,702

The New Economy Fund — Page 2 of 6

unaudited

Common stocks (continued) Communication services 14.61%	Shares	Value (000)
Netflix, Inc.1	2,542,082	$1,066,988
Facebook, Inc., Class A1	2,712,253	610,501
Alphabet Inc., Class C1	244,461	349,315
Alphabet Inc., Class A1	127,672	183,020
Tencent Holdings Ltd.2	7,215,000	384,570
Comcast Corp., Class A	4,235,596	167,730
T-Mobile US, Inc.1	1,223,033	122,352
Snap Inc., Class A1	5,920,000	112,125
Activision Blizzard, Inc.	1,209,500	87,060
Charter Communications, Inc., Class A1	128,700	70,013
New York Times Co., Class A	1,360,000	53,353
Nintendo Co., Ltd.2	103,500	41,830
Electronic Arts Inc.1	321,421	39,496
Live Nation Entertainment, Inc.1	555,000	27,284
		3,315,637
Consumer discretionary 11.57%
Amazon.com, Inc.1	282,443	689,830
Alibaba Group Holding Ltd.1,2	10,974,792	282,922
Alibaba Group Holding Ltd. (ADR)1	236,440	49,035
MercadoLibre, Inc.1	228,894	194,942
Sony Corp.2	2,937,900	187,607
DraftKings Inc., Class A1,6	4,215,799	167,367
Galaxy Entertainment Group Ltd.2	16,915,000	115,389
Five Below, Inc.1	1,000,000	104,650
Floor & Decor Holdings, Inc., Class A1	2,009,282	104,483
Marriott International, Inc., Class A	999,587	88,463
Meituan Dianping, Class B1,2	4,357,000	82,971
NIKE, Inc., Class B	819,023	80,739
Dollar General Corp.	346,000	66,263
Home Depot, Inc.	241,137	59,918
Kering SA2	98,964	51,879
Hilton Worldwide Holdings Inc.	532,893	42,264
Burlington Stores, Inc.1	195,400	40,970
Chipotle Mexican Grill, Inc.1	36,300	36,442
B2W - Cia. Digital, ordinary nominative1	2,022,071	34,717
Domino’s Pizza, Inc.	70,968	27,382
Booking Holdings Inc.1	15,993	26,219
Carvana Co., Class A1	210,200	19,544
Wynn Resorts, Ltd.	231,938	19,316
Melco Resorts & Entertainment Ltd. (ADR)	953,510	15,285
Flutter Entertainment PLC (GBP denominated)2,6	100,600	12,819
Melco International Development Ltd.2	6,687,000	12,770
Just Eat Takeaway (EUR denominated)1,2	108,000	11,760
		2,625,946
Financials 6.76%
Kotak Mahindra Bank Ltd.2	14,058,382	228,680
Kotak Mahindra Bank Ltd.2,7	1,193,200	18,068
AIA Group Ltd.2	24,960,400	203,497
JPMorgan Chase & Co.	1,251,778	121,811
HDFC Bank Ltd.2	9,092,000	114,634
CME Group Inc., Class A	610,073	111,399
Arch Capital Group Ltd.1	3,851,711	108,695
Intercontinental Exchange, Inc.	772,719	75,147

The New Economy Fund — Page 3 of 6

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Tradeweb Markets Inc., Class A	1,113,999	$73,479
Berkshire Hathaway Inc., Class B1	382,351	70,957
London Stock Exchange Group PLC2	561,821	55,937
Nasdaq, Inc.	428,897	50,807
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,481,000	44,488
Willis Towers Watson PLC	210,000	42,609
EXOR NV2	750,000	40,604
RenaissanceRe Holdings Ltd.	215,000	36,090
PICC Property and Casualty Co. Ltd., Class H2	31,100,000	27,187
Marsh & McLennan Cos., Inc.	244,000	25,844
S&P Global Inc.	72,700	23,629
Discover Financial Services	477,803	22,700
UniCredit SpA1,2	2,140,363	18,343
Essent Group Ltd.	363,263	12,006
Bajaj Finance Ltd.2	317,667	8,170
		1,534,781
Industrials 5.28%
CSX Corp.	3,463,598	247,924
Union Pacific Corp.	934,543	158,741
Airbus SE, non-registered shares1,2	1,934,419	122,908
Recruit Holdings Co., Ltd.2	2,186,200	75,429
Old Dominion Freight Line, Inc.	365,848	62,593
Northrop Grumman Corp.	184,969	62,002
Equifax Inc.	381,808	58,630
TransDigm Group Inc.	136,655	58,054
L3Harris Technologies, Inc.	179,876	35,876
Honeywell International Inc.	236,500	34,493
Adani Ports & Special Economic Zone Ltd.2	7,136,000	30,620
CCR SA, ordinary nominative	10,036,800	27,649
Singapore Technologies Engineering Ltd.2	11,730,500	26,586
AKR Corporindo Tbk PT2	158,747,780	25,569
Norfolk Southern Corp.	139,942	24,950
Boeing Co.	170,000	24,794
Nidec Corp.2	342,800	21,099
Meggitt PLC2	5,974,953	20,551
Aerojet Rocketdyne Holdings, Inc.1	447,000	19,601
ManpowerGroup Inc.	259,800	17,963
Rentokil Initial PLC2	2,880,076	17,747
Woodward, Inc.	202,299	13,874
Melrose Industries PLC2	7,619,600	10,910
		1,198,563
Utilities 1.19%
ENN Energy Holdings Ltd.2	18,414,400	215,983
Ørsted AS2	349,730	41,175
NextEra Energy, Inc.	52,300	13,366
		270,524
Materials 0.99%
Sherwin-Williams Co.	327,276	194,353
Valvoline Inc.	1,604,345	29,440
		223,793

The New Economy Fund — Page 4 of 6

unaudited

Common stocks (continued) Consumer staples 0.87%	Shares	Value (000)
Costco Wholesale Corp.	450,828	$139,067
Estée Lauder Cos. Inc., Class A	152,506	30,115
Herbalife Nutrition Ltd.1	653,307	28,641
		197,823
Real estate 0.84%
Equinix, Inc. REIT	146,242	102,023
Embassy Office Parks REIT2	8,709,800	38,057
American Tower Corp. REIT	140,200	36,195
ESR Cayman Ltd.1,2	5,987,971	13,433
		189,708
Energy 0.21%
Neste Oyj2	1,183,000	47,929
Total common stocks (cost: $13,325,008,000)		20,699,585
Preferred securities 0.25% Information technology 0.25%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares1,2,3,4	6,704,956	55,902
Total preferred securities (cost: $55,902,000)		55,902
Rights & warrants 0.05% Consumer discretionary 0.05%
DraftKings Inc., warrants, expire 20251	375,000	10,492
Total rights & warrants (cost: $0)		10,492
Short-term securities 9.32% Money market investments 9.32%
Capital Group Central Cash Fund 0.28%8	20,294,672	2,029,670
Goldman Sachs Financial Square Government Fund 0.16%8,9	84,739,419	84,740
		2,114,410
Total short-term securities (cost: $2,114,321,000)		2,114,410
Total investment securities 100.84% (cost: $15,495,231,000)		22,880,389
Other assets less liabilities (0.84)%		(189,899)
Net assets 100.00%		$22,690,490

The New Economy Fund — Page 5 of 6

unaudited

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,154,605,000, which represented 18.31% of the net assets of the fund. This amount includes $4,046,651,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	All or a portion of this security was on loan. The total value of all such securities was $92,109,000, which represented .41% of the net assets of the fund.
7	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,068,000, which represented .08% of the net assets of the fund.
8	Rate represents the seven-day yield at 5/31/2020.
9	Security purchased with cash collateral from securities on loan.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$55,902	$55,902.25%
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	34,006	40,365.18
Snowflake Inc., Class B	3/13/2020	11,692	11,687.05
Total private placement securities		$ 101,600	$ 107,954.48%

Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-014-0720O-S78099	The New Economy Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2020